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Class 4 Shares Prospectus | U.S. Government Securities Fund
U.S. Government Securities Fund
Investment objective
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 4 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 4 Shares Prospectus U.S. Government Securities Fund Class 4
Management fee	0.29%
Distribution (12b-1) fees	0.25%
Other expenses	0.29%
Total annual fund operating expenses	0.83%
Fee waiver	0.07%	[1]
Total annual fund operating expenses after fee waiver	0.76%
[1]	The investment adviser is currently waiving a portion of its management fee equal to .07% of the fund's net assets. This waiver will be in effect through at least May 1, 2025. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Class 4 Shares Prospectus | U.S. Government Securities Fund | Class 4 | USD ($)	78	258	454	1,019

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 744% of the average value of its portfolio.

Principal investment strategies

Normally at least 80% of the fund’s assets will be invested in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, including bonds and other debt securities denominated in U.S. dollars, which may be represented by derivatives. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns*

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Highest/Lowest quarterly results during this period were: Highest 7.28% (quarter ended March 31, 2020) Lowest -5.27% (quarter ended September 30, 2022)
Average annual total returns For the periods ended December 31, 2023:
Average Annual Returns - Class 4 Shares Prospectus - U.S. Government Securities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class 4	2.62%	0.79%	1.27%	4.61%	Dec. 14, 2012
Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.45%	0.45%	1.33%	5.42%
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	3.37%	0.03%	0.90%	4.77%
Consumer Price Index	3.35%	4.07%	2.79%	2.75%
[1]	Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.